Result of the Year - Summary of Research and Development Expenses (Details) - DKK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Research And Development Expenses [Line Items]
Total research and development expenses	kr 361,284	kr 285,413	kr 196,525
External Costs
Disclosure Of Research And Development Expenses [Line Items]
Total research and development expenses	261,136	218,143	154,952
Employee Costs
Disclosure Of Research And Development Expenses [Line Items]
Total research and development expenses	96,108	64,167	40,281
Depreciation and Amortization
Disclosure Of Research And Development Expenses [Line Items]
Total research and development expenses	kr 4,040	kr 3,103	kr 1,292